Restructuring Charges (Schedule Of Reconciliation Of The Beginning And Ending Balances Of Accrued Restructuring Charges) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the beginning and ending balances of accrued restructuring charges
Balance at the beginning of the period	$ 1	$ 4	$ 4	$ 4
Costs incurred	7	4	6	15	7
Costs paid or otherwise settled	(7)		(9)	(15)
Balance at the end of the period	$ 1		$ 1	$ 4	$ 4